Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,000
Shares issued upon acquisition	29,711
Contingent consideration payable in shares	46,951

Fair value of consideration exchanged	$95,662

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$563
Accounts receivable	1,300
Prepaid expenses and other current assets	376
Inventories	7,461
Property and equipment, net	26,233
Intangible assets, net:
State license	45,310
Moxie license	2,960
Tradename	580
Goodwill	46,349
Other assets	478
Accounts payable and accrued liabilities	(2,189)
Construction finance liability	(17,413)
Deferred tax liability	(16,346)

Total net assets acquired	$95,662

The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,000
Shares issued upon issuance	27,000
Contingent consideration payable in shares	50,000

Fair value of consideration exchanged	$96,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$563
Accounts receivable	1,300
Prepaids and other current assets	376
Inventory	7,461
Property and equipment, net	26,233
Intangible assets:
Tradename	580
Moxie license	2,960
State license	45,310
Goodwill	47,311
Other assets	478
Accounts payable and accrued expenses	(2,189)
Construction liability	(17,413)
Deferred tax liability	(16,970)

Total net assets acquired	96,000

Keystone Relief Centers LLC
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the final allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$10,000
Shares issued upon acquisition	11,004
Contingent consideration payable in shares	15,249
Net working capital adjustment	624

Fair value of consideration exchanged	$36,877

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,229
Accounts receivable	117
Prepaid expenses and other current assets	91
Inventories	2,337
Property and equipment, net	2,245
Right of use asset	2,156
Intangible assets, net:
Dispensary license	19,890
Tradename	930
Goodwill	17,985
Accounts payable and accrued liabilities	(790)
Lease liability	(2,156)
Deferred tax liability	(7,157)

Total net assets acquired	$36,877

The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$10,000
Shares issued upon issuance	10,000
Contingent consideration payable in shares	15,000
Net working capital adjustment	715

Fair value of consideration exchanged	$35,715

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,229
Accounts receivable	117
Prepaids and other current assets	91
Inventory	2,337
Property and equipment, net	2,245
Right of use asset	2,156
Intangible assets:
Dispensary License	16,090
Tradename	930
Goodwill	19,473
Accounts payable and accrued expenses	(790)
Lease liability	(2,156)
Deferred tax liability	(6,007)

Total net assets acquired	$35,715

The Healing Corner, Inc [Member]
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,900

Fair value of consideration exchanged	$19,900

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$2
Inventory	73
Prepaids	4
Property and equipment, net	203
Intangible assets:
Dispensary License	14,300
Trademark	321
Customer Relationship	1,000
Non-Compete	35
Goodwill	7,316
Accrued expenses	(4)
Deferred tax liability	(3,350)

Total net assets acquired	$19,900

Life Essence Inc [Member]
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following
table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$4,125
Transaction costs	270

Fair value of consideration exchanged	$4,395

Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset—dispensary license	$6,144
Accrued expenses	(121)
Deferred tax liability	(1,628)

Total net assets acquired	$4,395

Leef Industries LLC [Member]
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$3,250
Balance of Purchase Price Payable	750
Transaction costs	25

Fair value of consideration exchanged	$4,025

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$7
Inventory	19
Property and equipment, net	8
Intangible assets:
Dispensary License	5,470
Tradename	10
Accrued expenses	(38)
Deferred tax liability	(1,452)

Total net assets acquired	$4,025

Keystone Shops [Member]
Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed

(dollars in thousands)
Consideration:
Cash	$20,251
Shares issued upon acquisition	35,385

Fair value of consideration exchanged	$55,636

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$500
Inventories	1,766
Prepaid expenses and other current assets	240
Property and equipment	1,144
Right of use asset—finance	1,340
Intangible assets
Dispensary license	27,000
Tradename	100
Favorable leasehold interests, net	86
Goodwill	40,072
Other assets	40
Accounts payable and accrued liabilities	(878)
Income tax payable	(2,892)
Operating lease liabilities	(1,340)
Other long-term liabilities	(2,179)
Deferred tax liability	(9,363)

Total net assets acquired	$55,636

Natures Remedy Of Massachusetts Inc [Member]
Summary of Total Consideration Paid was Allocated to Assets and Liabilities Acquired Based on Relative Fair Values	This adjustment resulted in an updated total consideration of $16.2 million consisting of $7.0 million in cash and 237,881 in Trulieve Shares with an updated fair value of $9.1 million and less than $0.1 million in transaction costs. Refer to “
Note 2. Basis of Presentation
” under “
Revisions of Previously Issued Financial Statements
” above for additional details. The adjusted net assets acquired are as follows:

(dollars in thousands)
Consideration:
Cash	$7,000
Shares issued upon acquisition	9,139
Transaction costs	23

Fair value of consideration exchanged	$16,162

Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets	$12
Property and equipment	1,006
Right of use asset—finance	799
Intangible assets
Dispensary license	19,630
Accounts payable and accrued liabilities	(335)
Finance lease liability	(594)
Deferred tax liability	(4,356)

Total net assets acquired	$16,162

Patient Centric Of Marthas Vineyard [Member]
Summary of Total Consideration Paid was Allocated to Assets and Liabilities Acquired Based on Relative Fair Values	As a result, the acquisition of PCMV has been accounted for as an asset acquisition, whereby all of the assets acquired and liabilities assumed are assigned a carrying amount based on relative fair values.

(dollars in thousands)
Consideration:
Shares issued upon acquisition	$10,012
Transaction costs	18

Fair value of consideration exchanged	$10,030

Recognized amounts of identifiable assets acquired and liabilities assumed:
Right of use asset—finance	$1,756
Intangible assets
Dispensary license	13,298
Finance lease liabilities	(2,321)
Deferred tax liability	(2,703)

Total net assets acquired	$10,030